Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefit Plans
Schedule of contributions to plans charged to expense

(in thousands)	2017	2016	2015
TSYS Retirement Savings Plan	$23,113	21,077	24,169
TSYS Stock Purchase Plan	1,600	1,514	1,378